14. COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
COMMON STOCK

Stock Issued in Cash Sales

During the three months ended March 31, 2018 pursuant to a private placement, the Company issued 1,933,333 shares of common stock for cash with a per share price of $0.15 per share or $290,000 and the Company incurred $12,000 of capital raising fees that were paid in cash and charged to additional paid-in-capital. Additionally, the Company issued 273,333 warrants as an offering cost to a third party, each with a 5 year term and a strike price of $0.15 per share, at the close of the private placement offering. There will be no accounting effect for the issuance of these warrants as their fair value will be charged to additional paid-in-capital as an offering cost and offset by a credit to additional paid-in-capital for their fair value when issuing these warrants. (See Note 11)

Director Compensation

During the three month period ended March 31, 2018, the Company released a total of 187,500 vested shares of common stock with a per share fair value of $0.15, or $28,125 (based on the market price at the time of the agreement), to three directors for their service as defined in their respective Restricted Stock Grant Agreements. The payments were expensed at issuance (See Note 13). As of March 31, 2018, there were unreleased shares of common stock representing $196,875 of unrecognized restricted stock grant expense related to these Restricted Stock Grant Agreements.

Effective March 27, 2018, based on authorization initially approved by the Board of Directors on December 19, 2017, and confirmed by resolutions adopted by the Board on March 27, 2018, the Company granted a total of 750,000 shares of common stock with a per share value of $0.15 per share (based on contemporaneous cash sales prices), or $112,500, to three directors for performance of their duties. These shares are being issued from a pool of 750,000 shares of common stock for each director of previously authorized restricted stock grant awards for performance that are awarded if specific performance criteria are achieved or the Board authorizes their award and vesting by specific resolutions (See Note 12).

Shares Issued

Issuances of the Company’s common stock during the years ended December 31, 2017 and 2016, respectively, are as follows:

2017

Stock Issued in Cash Sales

During the year ended December 31, 2017 pursuant to private placements, the Company issued 15,633,327 shares of common stock for cash with a per share price of $0.15 per share or $2,345,000 and the Company incurred $53,600 of capital raising fees that were paid in cash and charged to additional paid-in capital. Additionally, as of December 31, 2017, related to the Company’s private placement, the company is obligated to issue 223,337 common stock purchase warrants to the placement agents. There will be no financial statement accounting effect for the issuance of these warrants as their fair value will be charged to Additional Paid-in-Capital as an offering cost and offset by a credit to Additional Paid-in-Capital for their fair value when recording the issuance of these warrants (see Note 15).

Stock Issued for Loan Conversion

During the year ended December 31, 2017, and effective as of February 15, 2017, the Company issued 4,698,060 shares of common stock at the contracted conversion price of $0.15 per share, or $704,709 effecting the conversion of the entire principal balance of the note amounting to $600,000 and accrued and unpaid interest, as of February 15, 2017, amounting to $104,709 (See Note 10).

Stock Issued for Services

During the year ended December 31, 2017, as payment for professional services provided, the Company issued 15,000 shares of the Company’s common stock with a per share fair value of $0.15 (based on contemporaneous cash sales prices) or $2,250. These shares were fully earned, and were expensed, upon issuance.

Stock Issued for Services – Related Party

For professional services provided per the terms of a consulting agreement with GreenCore Capital LLC (“GreenCore”), and during the year ended December 31, 2017, the Company issued 180,000 shares of the Company’s common stock with a per share fair value of $0.15 (based on contemporaneous cash sales prices) or $27,000. Jay Potter, our director, is the managing member of GreenCore and the individual performing the services. (See Note 17)

Stock Issued for Director Services

As of December 31, 2016, the board approved a modified compensation program, effective January 1, 2017, for all non-executive directors where each director would receive 750,000 restricted shares of common stock, pursuant to a restricted stock grant agreement (“New Program RSA”) with vesting 62,500 per quarter over a 36 month period commencing on March 31, 2017 or upon the date for which a new director is named, issuable on the last day of each calendar quarter so long as such director serves as a director of the Company at that time. Each director that had a previous agreement agreed to terminate their rights to any previously issued shares and cancel such previous agreements. As such, the Company granted 2,250,000 shares to directors on January 1, 2017 having a total value of $337,500. The Company intends to grant up to an additional 750,000 shares of its common stock to each director based on their achieving certain performance criteria to be agreed upon by the Board of Directors after discussion with senior management.

During the year ended December 31, 2017, the Company released 750,000 shares of common stock with a per share fair value of $0.15, or $112,500 (based on the market price at the time of the agreements), to three directors for their service as defined in their respective restricted stock grant agreements. The payments were expensed at issuance (See Note 17 and 18).

The total unrecognized restricted stock grant expense related to the Restricted Stock Agreements of our directors amounted to $225,000 at December 31, 2017.

Stock Issued for Loan Guaranty

During the year ended December 31, 2017, and in consideration for the continued Guaranty of the Company’s obligations extended under a now terminated line of credit, the Company issued 453,857 shares of its common stock, with a per share value of $0.15 (based on contemporaneous cash sales prices) or $68,078 to Keshif Ventures LLC, a related party, pursuant to a stock purchase agreement. These shares were expensed to interest expense over the term of the Guaranty period. The Company recorded a gain on debt settlement of $172 related to this transaction. (See Notes 8 and 17)

2016

Stock Issued in Cash Sales

During the year ended December 31, 2016 pursuant to private placements, the Company issued 12,133,333 shares of common stock for cash with a per share price of $0.15 per share or $1,820,000 and the Company incurred $68,800 of capital raising fees that were paid in cash and charged to additional paid-in capital.

Stock Issued for Services

For professional services provided per the terms of a consulting agreement with an investor relations consulting firm, the Company issued 1,000,000 shares of the Company’s common stock with a per share fair value of $0.15 per share (based on contemporaneous cash sales prices) or $150,000. These payments were expensed over the term of the agreement. As of December 31, 2016, $46,875 was recorded in prepaid expenses (See note 4) and expensed in 2017.

Stock Issued for Services – Related Party

For professional services provided per the terms of a consulting agreement with GreenCore Capital LLC (“GreenCore”), and during the year ended December 31, 2016, the Company issued 464,115 shares of the Company’s common stock with a per share fair value between $0.14 and $0.17 (based on an average market value of the stock when earned as defined in the agreement) or $69,603. The Company recorded a gain on debt settlement of $2,396 on these transactions. These payments were expensed at time of issuance. Jay Potter, our director, is the managing member of GreenCore and the individual performing the services. (See Note 17)

Stock Issued for Director Services

On February 12, 2016, the Board approved a compensation program for all non-executive directors that did not otherwise have a pre-existing compensation plan.  Starting for the 2016 year of service, each of two directors will receive 1,000,000 shares of common stock, with a per share value of $0.15 (based on contemporaneous cash sales prices), or $150,000, that will vest equally at the end of each calendar quarter that such director remains in service as a director over a three year period.

On February 19, 2016, Mr. Anthony Posawatz accepted an appointed as a new director of the Company effective February 19, 2016. In consideration for Mr. Posawatz’s acceptance to serve as a director of the Company, the Company agreed to grant him 1,000,000 restricted shares of its common stock, with a per share value of $0.15 (based on contemporaneous cash sales prices), or $150,000, vesting according to the following vesting schedule: 27,777 per month over a 36 month period commencing on March 31, 2016, issuable on the last day of each calendar quarter so long as Mr. Posawatz serves as a director of the Company, subject to the grantee’s right to waive vesting and issuance on a quarterly basis.

On September 8, 2016, Mr. Peter Davidson accepted an appointment as a new director of the Company effective September 8, 2016. In consideration for Mr. Davidson’s acceptance to serve as a director of the Company, the Company granted 750,000 restricted shares of its common stock to him, subject to the terms and conditions set forth in the Restricted Stock Grant Agreement including but not limited to the following vesting schedule: 62,500 shares or prorate portion thereof per calendar quarter over a 36 month period commencing on September 30, 2016. The value of this stock grant is $0.15 per share (based on contemporaneous cash sales prices) or $112,500, and is being expensed proportionately as the shares vest. The Company intends to grant up to an additional 750,000 shares of its common stock to Mr. Davidson based on Mr. Davidson’s achieving certain performance criteria to be agreed upon by the Board of Directors after discussion with senior management at a future date.

During the year ended December 31, 2016, the Company released 1,152,776 shares of common stock with a per share fair value of $0.15, or $172,916 (based on the market price at the time of the agreement), to five directors for their service as defined in their respective Restricted Stock Grant Agreements and as discussed above. The payments were expensed at issuance (See Note 17).

The total unrecognized restricted stock grant expense related to the above discussed stock issuances amounted to $337,500 at December 31, 2016.

Stock Issued for Loan Guaranty -Related Party

During the year ended December 31, 2016, and in consideration for the continued Guaranty of the Company’s obligations extended under a line of credit, the Company issued 147,493 shares of its common stock, with a per share value of $0.15 (based on contemporaneous cash sales prices) or $22,123 to Keshif Ventures LLC, a related party, pursuant to a stock purchase agreement. These shares were expensed to interest expense over the term of the Guaranty period. The Company recorded a gain on debt settlement of $2,877 related to this transaction. (See Notes 8 and 17)